Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principles of Consolidation
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of Columbia Financial, Inc., its wholly-owned
subsidiaries, Columbia Bank (“Columbia”) (including the accounts of Freehold Bank, which merged with an into Columbia effective as of October 5, 2024), and Columbia’s wholly-owned subsidiaries, Columbia Investment Services, Inc., 1901 Residential Management Co. LLC, First Jersey Title Services, Inc., 1901 Commercial Management Co. LLC, Stewardship Realty LLC, Columbia Insurance Services, Inc., and
19-01
Community Development Corporation, (collectively, the “Company”). In May 2024, Columbia dissolved its wholly-owned subsidiary 2500 Broadway Corp. and CSB Realty Corp, a wholly-owned subsidiary of 2500 Broadway Corp. The accounts of the MHC are not consolidated in the consolidated financial statements of the Company. In consolidation, all intercompany accounts and transactions are eliminated. Certain reclassifications have been made in the consolidated financial statements to conform to current year classifications.
The Company also owns 100% of the common stock of Stewardship Statutory Trust I (the “Trust”), a statutory business trust incorporated in Delaware which was acquired in the Company’s merger with Stewardship Financial in November 2019. In accordance with ASC Topic 810, Consolidation, the Trust was classified as a variable interest entity and did not satisfy the conditions for consolidation. Accordingly, the Trust, which owns $7.0 million of trust preferred securities, which represents 100% of the Trust’s assets, is treated as an unconsolidated subsidiary.

Basis of Financial Statement Presentation
Basis of Financial Statement Presentation
The consolidated financial statements of the Company have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”), including the elimination of all significant intercompany accounts and transactions during consolidation. In preparing the consolidated financial statements, management is required to make estimates, significant judgments and assumptions that affect the reported amounts of assets and liabilities as of the dates of the Consolidated Statements of Financial Condition and Consolidated Statements of Income for the periods presented. Actual results could differ from these judgments and estimates under different conditions, resulting in a change that could have a material impact on the carrying values of our assets and liabilities and our results of operations. Material estimates that involve significant judgements and assumptions that are particularly susceptible to change are the determination of the adequacy of the allowance for credit losses, evaluation of the need for valuation allowances on deferred tax assets, evaluation of goodwill for impairment, evaluation of other-than-temporary impairment on securities, and determination of liabilities related to retirement and other post-retirement benefits. These estimates, significant judgements and assumptions are evaluated on an ongoing basis and are adjusted when facts and circumstances dictate. Illiquid credit markets, volatile securities markets, and declines in the housing market and the economy generally have combined to increase the uncertainty inherent in such estimates and assumptions. Changes in estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include cash on hand, amounts due from banks, interest-bearing deposits at other financial institutions and short-term investments.
Securities
Securities
Securities are classified as available for sale and held to maturity. Management determines the appropriate classification of securities at the time of purchase. Securities that management has the positive intent and ability to hold to maturity are classified as held to maturity and reported at amortized cost. Securities not classified as held to maturity are classified as available for sale and carried at estimated fair value, with unrealized holding gains or losses, net of taxes, reported as a separate component of accumulated other comprehensive income or loss (“OCI”) included in stockholders’ equity.
In accordance with ASC Topic 326, Financial Instruments Credit Losses, for available for sale securities, the Company first assesses whether a loss is from credit or other factors and considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency and adverse conditions related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows is less than the amortized cost, a credit loss would be recorded through an allowance for credit losses, limited by the amount that the fair value is less than the amortized cost basis.
The fair values of these securities are based on market quotations or matrix pricing as discussed in note 17. The Company evaluates securities for other-than-temporary impairment at each reporting period and more frequently when economic or market conditions warrant such evaluation. In this evaluation, if such declines were deemed other-than-temporary,
management would measure the total credit-related component of the unrealized loss and recognize that portion of the loss as a charge to current period earnings. The remaining portion of the unrealized loss would be recognized as an adjustment to OCI. The fair value of the securities portfolio is significantly affected by changes in interest rates. In general, as interest rates rise, the fair value of fixed-rate securities decreases and as interest rates fall, the fair value of fixed-rate securities increases. The Company determines if it has the intent to sell securities or if its more likely than not that the Company would be required to sell the securities before the anticipated recovery. If either exists, the decline in value is considered other-than-temporary and would be recognized in current period earnings.
Premiums and discounts on securities are generally amortized and accreted to income over the contractual lives of the securities using the level-yield method. Premiums on callable securities are amortized to the earliest call date. Dividend and interest income are recognized when earned. Realized gains and losses are recognized when securities are sold or called based on the specific identification method.
In the ordinary course of business, securities are pledged as collateral in conjunction with the Company’s borrowings, lines of credit, and public funds on deposit.

Federal Home Loan Bank Stock
Federal Home Loan Bank Stock
The Bank, as a member of the Federal Home Loan Bank of New York (the “FHLB”), is required to hold shares of capital stock of the FHLB based on its activities, primarily its outstanding borrowings. The investment is carried at cost, or par value, which approximates fair value. Cash dividends are reported as income.

Loans Held-for-Sale
Loans
Held-for-Sale
Loans
held-for-sale
consists of loans intended for sale in the secondary market. These loans are carried at the lower of cost or estimated fair value, less costs to sell, as determined on an individual loan basis. Net unrealized losses, if any, are recognized in a valuation allowance through a charge to earnings. Origination fees and costs on loans held-for-sale
are deferred and recognized on settlement dates as a component of the gain or loss on sale. Loans held-for-sale
are generally sold with loan servicing rights retained by the Bank.

Allowance for Credit Losses on Loans Receivable, Unfunded Commitments and Modification of Loans ("Modifications")
Allowance for Credit Losses on Loans Receivable
The determination of the allowance for credit losses (“ACL”) on loans is considered a critical accounting estimate by management because of the high degree of judgment involved in determining qualitative loss factors, the subjectivity of the assumptions used, and the potential for changes in the forecasted economic environment. The ACL is maintained at a level management considers adequate to provide for estimated losses and impairment based upon an evaluation of known and inherent risk in the loan portfolio. The ACL consists of two elements: (1) identification of loans that must be individually analyzed for impairment and (2) establishment of an ACL for loans collectively analyzed.

Portfolio segments are defined at the level which an entity develops and documents a systematic methodology to determine its allowance for credit losses. Management developed segments for estimating losses based on the type of borrower and collateral which is generally based upon federal call report segmentation. The segments have been combined, or sub-segments
have been added as needed to ensure loans of similar risk profiles are appropriately pooled.
We maintain a loan review system that provides a periodic review of the loan portfolio and the identification of individually analyzed loans. The ACL for individually analyzed loans is based on the fair value of collateral or cash flows. While management uses current information available to make such evaluations, future adjustments to the allowance may be necessary if economic conditions differ substantially from the assumptions used in making the evaluations.
The ACL quantitative allowance for each segment is measured using a discounted cash flow methodology incorporating an econometric, probability of default (“PD”) and loss given default (“LGD”) with distinct segment-specific multi-variate regression models applied. Expected credit losses are estimated over the life of the loans by measuring the difference between the net present value of modeled cash flows and amortized cost basis. Contractual cash flows over the contractual life of the loans are the basis for the modeled cash flows, adjusted for model defaults and expected prepayments and discounted at the loan-level effective interest rate. The contractual term excludes expected extensions, renewals, and modifications.
Management estimates the ACL using relevant and reliable information from internal and external sources, related to past events, current conditions, and a reasonable and supportable forecast. Historical credit loss experience for both the Company and its segment-specific peers provides the basis for the estimate of expected credit losses. Credit losses over a defined period are converted to PD rate curves through the use of segment-specific LGD risk factors that convert default rates to loss severity based on industry-level, observed relationships between the two variables for each segment, primarily due to the nature of the underlying collateral. These risk factors were assessed for reasonableness against the Company’s own loss experience and adjusted in certain cases when the relationship between the Company’s historical default and loss severity deviate from that of the wider industry. The historical PD curves, together with corresponding economic conditions, establish a quantitative relationship between economic conditions and loan performance through an economic cycle.
Using the historical relationship between economic conditions and loan performance, management’s expectation of future loan performance is incorporated using a single economic forecast of macroeconomic variables (i.e., unemployment, gross domestic product, vacancy, and home price index). This forecast is applied over a period that management has determined to be reasonable and supportable. Beyond the period over which management can develop or source a reasonable and supportable forecast, the model reverts to long-term average historical loss rates using a straight-line, time-based methodology. The Company’s current forecast period is six quarters, with a four-quarter reversion period to long-term average historical loss rates.
After quantitative considerations, management applies additional qualitative adjustments that consider the expected impact of certain factors not fully captured in the quantitative reserve. Qualitative adjustments include but are not limited to concentrations of large loan balances, delinquency trends, change in collateral values within segments, and other considerations.
The ACL is established through the provision for credit losses that are charged to income, which is based upon an evaluation of estimated losses in the current loan portfolio, including the evaluation of individually analyzed loans.
Charge-offs
against the ACL are taken on loans where management determines that the collection of loan principal and interest is unlikely. Recoveries made on loans that have been charged-off
are credited to the ACL. Although we believe we have established and maintained the ACL on loans at appropriate levels, changes in reserves may be necessary if actual economic and other conditions differ substantially from the forecast used in estimating the ACL.
Our financial results are affected by the changes in and the level of the ACL. This process involves our analysis of internal and external variables, and it requires that we exercise judgment to estimate an appropriate ACL. As a result of the uncertainty associated with this subjectivity, we cannot assure the precision of the amount reserved, should we experience sizable loan losses in any particular period and/or significant changes in assumptions or economic condition. We believe the primary risks inherent in the portfolio are a general decline in the economy, a decline in real estate market values, rising unemployment, increasing vacancy rates, and increases in interest rates in the absence of economic improvement or any other such factors. Any one or a combination of these events may adversely affect a borrower’s ability to repay its loan, resulting in increased delinquencies and loan losses. Accordingly, we have recorded loan credit losses at a level which is estimated to represent the current risk in its loan portfolio.

For our
non-performing
loans, the allowance is determined on an individual basis using the present value of the expected cash flows, or for collateral dependent loans, the fair value less estimated costs to sell. We continue to assess the collateral of loans and update our appraisals on these loans on an annual basis. To the extent the property values decline, there could be additional losses on these non-performing
assets, which may be material. Management considered these market conditions in deriving the estimated ACL. Should economic difficulties occur, the ultimate amount of loss could vary from our current estimate.
Allowance for Credit Losses on Unfunded Commitments
The Company is required to include unfunded commitments that are expected to be funded in the future within the allowance calculation, other than those that are unconditionally cancellable. To arrive at that reserve, the reserve percentage for each applicable segment is applied to the unused portion of the expected commitment balance and is multiplied by the expected funding rate. To determine the expected funding rate, the Company uses a historical utilization rate for each segment. The allowance for credit losses for off-balance-sheet
exposures is reported in
other liabilities
in the Consolidated Statements of Financial Condition. The liability represents an estimate of expected credit losses arising from off-balance-sheet
exposures such as unfunded commitments.
Loan Modifications
The Company assesses all loan modifications to determine whether one is granted to a borrower experiencing financial difficulty, regardless of whether the modified loans terms include a concession. Modifications made to borrowers experiencing financial difficulty may include principal or interest forgiveness, forbearance, interest rate reductions, term extensions, or a combination of these events intended to minimize economic loss and to avoid foreclosure or repossession of collateral.
The Company evaluates whether the modifications represent a new loan or a continuation of an existing loan. A modification or refinancing results in a new loan if the terms of the new loan are at least favorable to the Company and customers with similar collection risks who are not refinancing or restructuring their loan, and the modification to the terms of the loan is deemed to be more than minor. A modification is considered to be more than minor if the difference between the present value of the cash flows of the new obligation and the remaining cash flows of the original obligation, both discounted using the effective interest rate of the original debt, is 10% or greater.
If a modification does not meet the definition of a new loan, the modified loan will be treated as a continuation of the existing loan and all unamortized net fees and/or costs, and any prepayment penalties will be carried forward as part of the net new loan balance.
Modified loans that were accruing prior to their modification where income was reasonably assured subsequent to the modification, maintain their accrual status. Modified loans for which collectability was not reasonably assured, are placed on non-accrual
status, interest accruals cease, and uncollected accrued interest is reversed and charged against current income.
Non-accruing
modified loans may be returned to accrual status when there is a sustained period of repayment performance (generally six consecutive months of payments), and both principal and interest are deemed collectible.

Loans Sold and Serviced
Loans Sold and Serviced
The Company periodically sells loans to investors and retains the servicing of these loans for a fee. Gains or losses on the sale of loans are recorded on trade date using the specific-identification method.

Office Properties and Equipment
Office Properties and Equipment
Land is carried at cost. Office properties, land and building improvements, furniture and equipment, and leasehold improvements are carried at cost, less accumulated depreciation and amortization. Depreciation and amortization of office properties and equipment is computed on a straight-line basis over their estimated useful lives (generally 40 years for buildings, 10 years to 20 years for land and building improvements, 2 years to 10 years for furniture and equipment). Leasehold improvements, carried at cost, net of accumulated depreciation, are amortized over the terms of the related leases or the estimated useful lives of the assets, whichever is shorter. Major improvements are capitalized, while repairs and maintenance costs are charged to expense as incurred. Upon retirement or sale, any gain or loss is recognized as incurred.

Bank-owned Life Insurance ("BOLI")
Bank-owned Life Insurance (“BOLI”)
Bank-owned life insurance is accounted for using the cash surrender value method and is recorded at its net realizable value. The change in the net asset value is recorded as a component of non-interest
income. A deferred liability has been recorded for the estimated cost of post-retirement life insurance benefits accruing to applicable employees and directors covered by an endorsement split-dollar life insurance arrangement.

Goodwill and Intangible Assets
Goodwill and Intangible Assets
Intangible assets of the Company consist of goodwill, core deposit intangibles, and mortgage servicing rights. Goodwill represents the excess of the purchase price over the fair value of net assets acquired in purchase acquisitions. In accordance with GAAP, goodwill with an indefinite useful life is not amortized, but is evaluated for impairment on an annual basis, or more frequently if events or changes in circumstances indicate potential impairment between annual measurement dates. As permitted by GAAP, the Company prepares a qualitative assessment in determining whether goodwill may be impaired. The factors considered in the assessment include macroeconomic conditions, industry and market conditions and overall financial performance of the Company, among others. The Company completed its annual goodwill impairment test as of December 31, 2025, based upon its qualitative assessment of goodwill and concluded that goodwill was not impaired and no further quantitative analysis was warranted.
Core deposit intangibles represent the intangible value of depositor relationships acquired by the Company through purchase acquisitions of Stewardship, Freehold and RSI. The premiums ascribed to these deposits are amortized over their estimated useful lives.
Mortgage servicing rights are recorded when purchased or when originated mortgage loans are sold, with servicing rights retained. Mortgage servicing rights are amortized on an accelerated method based upon the estimated lives of the related loans and generally adjusted for prepayments. Mortgage servicing rights are carried at the lower of amortized cost or fair value.

Leases
Leases
The Company determines if an arrangement is a lease at inception. The Company’s leases primarily relate to real estate property for branches and office space. All the Company’s leases are classified as operating leases and the related right-of-use
asset (“ROU”) and lease liability are included in other assets and other liabilities, respectively on the Consolidated Statements of Financial Condition.
ROU assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease arrangements. The calculated amounts of the ROU asset and lease liabilities are impacted by the length of the lease term and the discount rate used to calculate the present value of minimum lease payments. As the Company’s leases do not provide an implicit rate, the discount rate used in determining the lease liability for each individual lease is the Company’s incremental borrowing rate. The present value of the lease liability may include the impact of options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options provided in the lease terms. Operating lease expense is recognized on a straight-line basis over the lease term, while variable lease payments are recognized as incurred. Lease agreements that include lease and non-lease
components, such as common area maintenance charges, are accounted for separately.

Post-retirement Benefits
Post-retirement Benefits
The Company provides certain health care and life insurance benefits to eligible retired employees under a
Post-retirement
Plan. The Company accrues the cost of retiree health care and other benefits during the employee’s period of active service. Effective January 1, 2019, the Post-retirement Plan was closed to new hires.
Through the acquisition of the RSI Entities, the Company acquired a non-funded
Post-retirement Plan. This defined benefit post-retirement healthcare plan covers substantially all retirees and employees. Effective January 1, 2024, the RSI Post-retirement Plan was merged into the Columbia Bank Post-retirement Plan.

Employee Benefits Plans
Employee Benefit Plans
The Company maintains a single employer,
tax-qualified
defined benefit pension plan (the “Pension Plan”) which covers full-time employees that satisfy the Pension Plan’s eligibility requirements. The benefits are based on years of service and the employee’s average compensation for the highest five
consecutive years of employment. Effective October 1, 2018, newly hired employees are not eligible to participate in the Pension Plan as the Pension Plan was closed to new employees as of that date.
The policy is to fund at least the minimum contribution required by the Employee Retirement Income Security Act of 1974. GAAP requires an employer to: (a) recognize in its statement of financial position the over-funded or under-funded status of a defined benefit post-retirement plan measured as the difference between the fair value of plan assets and the benefit obligation; (b) measure a plan’s assets and its obligations that determine its funded status at the end of the employer’s fiscal year (with limited exceptions); and (c) recognize as a component of other comprehensive income (loss), net of tax, the actuarial gains and losses and the prior service costs and credits that arise during the period. The assets of the plan are primarily invested in fixed income and equity funds.
In connection with the acquisition of the RSI Entities, the Company acquired a funded pension plan. The benefits are based on years of service and the employee’s compensation, as defined. The Plan was amended effective March 31, 2011, to freeze the Plan so that no employee shall commence or recommence participation in the Plan, that there shall be no further benefit accruals under the Plan, and that compensation received after the effective date shall not be recognized for any purpose under the Plan. Effective September 30, 2023, the RSI Pension Plan was merged into the Columbia Bank Pension Plan.
The Company also maintains a Retirement Income Maintenance Plan (the “RIM Plan”) which is a non-qualified
defined benefit plan which provides benefits to all employees of the Company if their benefits under the Pension Plan are limited by Internal Revenue Code Sections 415 and 401(a)(17).
Columbia Bank has a 401(k) plan covering substantially all employees. Columbia Bank may match a percentage of the first 3.00% to 4.50% contributed by participants. Columbia’s matching contribution, if any, is determined by their Board of Directors in its sole discretion.
Columbia Bank has an Employee Stock Ownership Plan (“ESOP”). The funds borrowed by the ESOP from the Company to purchase the Company’s common stock are being repaid from Columbia Bank’s contributions over a period of 20 years. The Company’s common stock not allocated to participants is recorded as a reduction of stockholders’ equity at cost. Compensation expense for the ESOP is based on the average price of the Company’s stock and the amount of shares committed to be allocated during each period.
Columbia Bank has a Supplemental Executive Retirement Plan (“SERP”). The SERP is a
non-qualified
plan which provides supplemental retirement benefits to eligible officers (those designated by the Board of Directors) of the Company who are prevented from receiving the full benefits contemplated by the ESOP’s benefit formulas under tax law limits for tax-qualified
plans. In addition, the Company maintains a stock based deferral plan (the “Stock Based Deferral Plan”) for certain executives and directors. The Company records a deferred compensation equity account and corresponding contra-equity
account for the cost of the shares held by the Stock Based Deferral Plan and SERP.
The Company also has a Supplemental Executive Retirement Plan for Certain Executives, as designated by the Board of Directors, to provide non-qualified
retirement benefits to participants.
Columbia Bank also maintains a
non-qualified
savings income maintenance deferred compensation plan (the “SIM Plan”) that provides supplemental benefits to certain executives who are prevented from receiving the full benefits contemplated by the 401(k) Plan under tax law limits for tax-qualified
plans, and a Deferred Compensation Plan for directors.
Columbia Bank also sponsors a directors retirement plan, a director and executive deferred compensation plan, and a supplemental executive retirement plan for certain current and former directors and officers of the Bank.
Through the acquisition of the RSI Entities, the Company also acquired an executive incentive retirement plan, a director and executive deferred compensation plan, a supplemental executive retirement plan, a key life insurance plan and a split-dollar life insurance plan for certain current and former directors and officers of the Bank.

Through the acquisition of the Freehold Entities, the Company also acquired a supplemental executive retirement plan, a director and executive deferred retirement income plan, and a director deferred retirement plan for current and former directors and officers of the Bank.

Derivatives
Derivatives
The Company uses derivative financial instruments as components of its market risk management, principally to manage interest rate risk. Certain derivatives are entered into in connection with transactions with commercial customers. Derivatives are not used for speculative purposes. All derivatives are recognized as either assets or liabilities in the Consolidated Statements of Financial Condition, reported at fair value and presented on a gross basis. Until a derivative is settled, a favorable change in fair value results in an unrealized gain that is recognized as an asset, while an unfavorable change in fair value results in an unrealized loss that is recognized as a liability.
The Company generally applies hedge accounting to its derivatives used for market risk management purposes. Hedge accounting is permitted only if specific criteria are met, including a requirement that a highly effective relationship exists between the derivative instrument and the hedged item, both at inception of the hedge and on an ongoing basis. Changes in the fair value of effective fair value hedges are recognized in current earnings (with the change in fair value of the hedged asset or liability also recognized in earnings). Changes in the fair value of effective cash flow hedges are recognized in other comprehensive income (loss) until earnings are affected by the variability in cash flows of the designated hedged item. Ineffective portions of hedge results are recognized in current earnings. Changes in the fair value of derivatives for which hedge accounting is not applied are recognized in current earnings.
The Company formally documents at inception all relationships between the derivative instruments and the hedged items, as well as its risk management objectives and strategies for undertaking the hedge transactions. This process includes linking all derivatives that are designated as hedges to specific assets and liabilities, or to specific firm commitments. The Company also formally assesses, both at inception of the hedge and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in the fair values or cash flows of the hedged items. If it is determined that a derivative is not highly effective or has ceased to be a highly effective hedge, the Company would discontinue hedge accounting prospectively. Gains or losses resulting from the termination of a derivative accounted for as a cash flow hedge remain in other comprehensive income (loss) and is (accreted) amortized to earnings over the remaining period of the former hedging relationship.
Certain derivative financial instruments are offered to certain commercial banking customers to manage their risk of exposure and risk management strategies. These derivative instruments consist primarily of currency forward contracts and interest rate swap contracts. The risks associated with these transactions is mitigated by simultaneously entering into similar transactions having essentially offsetting terms with a third-party. In addition, the Company executes interest rate swaps with third parties in order to hedge the interest rate risk of short-term FHLB advances.

Income Taxes
Income Taxes
The Company and its subsidiaries file consolidated federal income tax returns. Federal income taxes are allocated to each entity based on their respective contributions to taxable income of the consolidated income tax returns. Separate state income taxes are filed for the Company and its subsidiaries on either a consolidated or unconsolidated basis as required by each jurisdiction.
The Company records income taxes using the asset and liability method. Federal and state income taxes have been provided on the basis of the Company’s income or loss as reported in accordance with GAAP. The amounts reflected on the Company’s federal and state income tax returns differ from these provisions due principally to temporary differences in the reporting of certain items for consolidated financial statement reporting and income tax reporting purposes. Accordingly, deferred tax assets and liabilities: (i) are recognized for the estimated future tax consequences of events that have been recognized in the financial statements or tax returns; (ii) are attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases; and (iii) are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Where applicable, deferred tax assets are reduced by a valuation allowance for any portions determined not likely to be realized based on the nature and timing of these items. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income tax expense in the period that includes the enactment date. The valuation allowance is adjusted, by a charge or credit to income tax expense, as changes in facts and circumstances warrant.
The Company did not have any liabilities for uncertain tax positions or any known unrecognized tax benefits at December 31, 2025 and 2024. The Company policy is to recognize interest and penalties related to unrecognized tax benefits in income tax expense in the Consolidated Statements of Income. The Company did not recognize any interest and penalties during the years ended December 31, 2025, 2024 and 2023.
On July 1, 2018, New Jersey enacted legislation which adds to the state’s 9.0% Corporation Business Tax rate (i) a 2.5% surtax for periods beginning in 2018 and 2019 and (ii) a 1.5% surtax for periods beginning in 2020 and 2021. Subsequently, on September 12, 2020, New Jersey enacted legislation that restored and extended the 2.5% Corporation Business Tax surcharge to apply retroactively from January 1, 2020 through December 31, 2023. These surtaxes applied to corporations with more than $1.0 million of net income allocated to New Jersey. On June 28, 2024, New Jersey enacted into law a new Corporate Transit Fee, which increases the New Jersey corporate tax rate from 9.0% to 11.5%. This fee was imposed on businesses that had New Jersey taxable income of $10.0 million or more for tax years beginning January 1, 2024, and will continue through December 31, 2028.

Comprehensive Income (Loss)
Comprehensive Income
Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes items recorded in equity, such as unrealized gains and losses on debt securities available for sale, the noncredit component of other than temporary impairment losses on debt securities, unrealized gains and losses on derivatives, and the unfunded status and reclassification of actuarial net (loss) gain associated with the Company’s benefit plans. Comprehensive income is presented in a separate Consolidated Statement of Comprehensive Income.

Segment Reporting
Segment Reporting
The Company’s operations are substantially in the financial services industry and include providing traditional banking and other financial services to its customers. Operating segments are components of a business about which separate financial information is available and evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. The Company operates primarily in New Jersey through a single reportable operating segment upon which management makes decisions regarding how to allocate resources and assess performance. While the Company’s chief operating decision maker has some limited financial information about the Company’s various financial products and services, that information is not complete since it does not include a full allocation of revenue, costs, and capital from key corporate functions; therefore, the Company evaluates financial performance on the Company-wide basis. Management continues to evaluate these business units for separate reporting as facts and circumstances change.

Earnings Per Share ("EPS")
Earnings Per Share (“EPS”)
Basic EPS is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. For purposes of calculating basic EPS, weighted average common shares outstanding excludes treasury stock, unallocated employee stock ownership plan shares that have not been committed for release and deferred compensation obligations required to be settled in shares of Company stock.
Diluted EPS is computed using the same method as basic EPS and reflects the potential dilution which could occur if stock options and unvested shares were exercised and converted into common stock. The potentially diluted shares would then be included in the weighted average number of shares outstanding for the period using the treasury stock method. Shares issued and reacquired during any period are weighted for the portion of the period that they were outstanding.

Stock Compensation Plans
Stock Compensation Plans
Compensation expense related to stock options and
non-vested
restricted stock awards is based on the fair value of the award on the measurement date with expense recognized on a straight line basis over the requisite performance or service period. The fair value of stock options is estimated utilizing the Black-Scholes option pricing model. The fair value of non-vested
restricted stock awards is generally the closing market price of the Company’s common stock on the date of grant. The Company accounts for forfeitures as they occur.

Loans and Allowance for Credit Losses
Loans Receivable
Loans receivable are carried at unpaid principal balances adjusted by unamortized premiums and unearned discounts, net deferred origination fees and costs, purchase accounting fair value adjustments and the allowance for credit losses. The Company defers loan origination fees and certain direct loan origination costs and accretes such amounts as an adjustment to the yield over the expected lives of the related loans using the level-yield method. Interest income on loans is accrued on unpaid principal balances and credited to income as earned. Premiums and discounts on loans purchased are amortized or accreted as an adjustment to yield over the contractual lives of the related loans using methodologies which approximate the level-yield method.

A loan is considered delinquent when payment has not been received within 30 days of its contractual due date, or when the Company does not expect to receive all principal and interest payments owned substantially in accordance with the terms of the loan agreement, regardless of the past due status. Generally, a loan is designated as a non-accrual
loan when the payment is 90 days or more in arrears of its contractual due date, or if the following criteria are met: i) the current debt-service
coverage ratio is equal to or is in excess of 1.0x; ii) the guarantor does not demonstrate the capacity to support the annual debt service requirement; and iii) the loan-to-value
percentage is greater than 90%.
Non-accruing
loans are returned to accrual status after there has been a sustained period of repayment performance and both principal and interest are deemed collectible.
When a loan is placed on
non-accrual
status, any interest accrued but not received is reversed against interest income. Payments received on a non-accrual
loan are either applied to the outstanding principal balance or recorded as interest income, depending on an assessment of the ability to collect the loan. The Company identifies loans that may need to be charged-off
as a loss by reviewing all delinquent loans, classified loans, and other loans for which management may have concerns about collectability.
The Company may evaluate individual loans for which it is probable, based on current information, that the Company will not collect all amounts due under the contractual terms of the loan agreement. The Company considers the population of loans in its analysis to include loans not accruing interest and loan modifications. Other loans may be included in the population of loans to be evaluated if management has specific information of a collateral shortfall. Loans individually analyzed are measured based on the fair value of collateral if the loan is collateral dependent, or cash flows discounted at the loan-level effective interest rate. Payments received on individually analyzed loans are recognized on a cash basis.
Purchased Credit-Deteriorated (“PCD”) Loans
Loans acquired in a business combination that have experienced more than insignificant deterioration in credit quality since origination are considered purchased credit deterioration (“PCD”) loans. The Company evaluated acquired loans for deterioration in credit quality based on any of, but not limited to, the following:
(1) non-accrual
status; (2) loan modification; (3) risk ratings of special mention, substandard or doubtful; and (4) delinquency status. At the acquisition date, an estimate of expected credit losses is made for groups of PCD loans with similar risk characteristics and individual PCD loans without similar risk characteristics. This initial allowance for credit losses is allocated to individual PCD loans and added to the purchase price or acquisition date fair values to establish the initial amortized cost basis of the PCD loans. As the initial allowance for credit losses is added to the purchase price, there is no credit loss expense recognized upon acquisition of a PCD loan. Any difference between the unpaid principal balance of PCD loans and the amortized cost basis is considered to relate to noncredit factors and results in a discount or premium.
Discounts and premiums are recognized through interest income on a level-yield method over the life of the loans. For acquired loans not deemed PCD at acquisition, the differences between the initial fair value and the unpaid principal balance are recognized as interest income on a level-yield basis over the lives of the related loans. At the acquisition date, an initial allowance for expected credit losses is estimated and recorded as credit loss expense.
Other Real Estate Owned (“OREO”)
OREO is comprised of properties acquired in partial or total satisfaction of problem loans. The properties are recorded at fair value less estimated costs to sell on the date acquired or on the date that the Company acquires effective control over the property. Gains or losses arising at the time of acquisition of such properties are charged against the allowance for credit losses. During the holding period, OREO continues to be measured at the lower of cost or fair value less estimated costs to sell. Subsequent declines in value are expensed as incurred. Gains and losses realized from the sale of OREO, as well as valuation adjustments and expenses of operation, are included in non-interest
expense.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The FASB ASC Topic for Financial Instruments requires disclosure of the fair value of financial assets and financial liabilities, including those financial assets and financial liabilities that are not measured and reported at fair value on a recurring or non-recurring
basis. The methodologies for estimating the fair value of financial assets and financial liabilities that are measured at fair value on a recurring or non-recurring
basis are discussed above. The following methods and assumptions were used to estimate the fair value of other financial assets and financial liabilities not already discussed above:

(a)	Cash and Cash Equivalents
Cash and cash equivalents are short-term in nature with original maturities of three months or less; the carrying amount approximates fair value. Certificates of deposit having original terms of six-months
or less; the carrying value generally approximates fair value. Certificates of deposit with an original maturity of six months or greater; the fair value is derived from discounted cash flows.

(b)	Debt Securities (Held-to-Maturity)
The estimated fair values for substantially all of our securities are obtained from an independent, nationally recognized pricing service. The independent pricing service utilizes market prices of same or similar securities whenever such prices are available. Prices involving distressed sellers are not utilized in determining fair value. Where necessary, the independent third-party pricing service estimates fair value using models employing techniques such as discounted cash flow analysis. The assumptions used in these models typically include assumptions for interest rates, credit losses, and prepayments, utilizing market observable data where available.

(c)	Investments in Equity Securities at Net Asset Value Per Share
The Company uses net asset value as a practical expedient to record its investment in a private SBA Loan Fund since the shares in the fund are not publicly traded, do not have a readily determinable fair value, and the net asset value per share is calculated in a manner consistent with the measurement principles of an investment company.

(d)	FHLBNY Stock
FHLBNY stock is carried at cost, which approximates fair value, since this is the amount for which it could be redeemed and there is no active market for this stock. Due to restrictions placed on the transferability of FHLBNY stock it is not practical to determine the fair value as there is no active market for this stock.

(e)	Loans (Held-for-Investment)
Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type such as originated and purchased, and further segregated by residential mortgage, construction, land, multifamily, commercial and consumer. Each loan category is further segmented into amortizing and non-amortizing
and fixed and adjustable rate interest terms and by performing and non-performing
categories. The fair value of loans is estimated using a discounted cash flow analysis. The discount rates used to determine fair value use interest rate spreads that reflect factors such as liquidity, credit, and non-performance
risk of the loans.

(f)	Loans (Held-for-Sale)
Held-for-sale
loans are carried at the lower of aggregate cost or estimated fair value, less costs to sell, and therefore fair value is equal to carrying value.

(g)	Deposits
The fair value of deposits with no stated maturity, such as interest and non-interest-bearing
demand deposits, savings, NOW and money market accounts, is equal to the amount payable on demand. The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for deposits of similar remaining maturities.

(h)	Commitments to Extend Credit and Standby Letters of Credit
The fair value of commitments to extend credit and standby letters of credit is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair value of off-balance-sheet
commitments is insignificant and therefore not included in the following table.

(i)	Borrowings
The fair value of borrowed funds is estimated by discounting future cash flows based on rates currently available for debt with similar terms and remaining maturity.

(j)	Advance Payments by Borrowers for Taxes and Insurance
Advance payments by borrowers for taxes and insurance have no stated maturity; the fair value is equal to the amount currently payable.

(k)	Derivatives
The fair value of the Company’s derivatives is determined using discounted cash flow analysis using observable market-based inputs, which are considered Level 2 inputs.

Recent Accounting Pronouncements Adopted
Accounting Pronouncements Adopted
In December 2023, the FASB issued ASU
2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures
. The amendments in this ASU require improved annual income tax disclosures surrounding rate reconciliation, income taxes paid, and other disclosures. This update is effective for financial statements issued for fiscal years beginning after December 15, 2024, with early adoption in the interim period permitted. The Company adopted this ASU on January 1, 2025 on a retrospective basis. As it is only disclosure related, this ASU did not have an impact on the Company’s consolidated financial statements. See note 15 for additional information.
In November 2023, the FASB issued ASU
2023-07,
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.
ASU
2023-07
enhances segment reporting under Topic 820 by expanding the breadth and frequency of segment disclosures. The ASU requires a public entity to disclose entity-wide and segment information in the notes to the financial statements. Disclosures include the measure of profit or loss that the chief operating decision maker uses to assess segment performance and decide how to allocate resources, as well as certain specified amounts included in that measure. This ASU was effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The Company adopted this guidance as of December 31, 2024, on a retrospective basis. As it is only disclosure related, this ASU did not have an impact on the Company’s consolidated financial statements. See note 22 for additional information.

Northfield Bancorp, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Basis of Financial Statement Presentation
(a) Basis of Presentation
The consolidated financial statements are comprised of the accounts of Northfield Bancorp, Inc. and its wholly owned subsidiaries, Northfield Investment, Inc. and Northfield Bank (the “Bank”), and the Bank’s wholly-owned subsidiaries, NSB Services Corp. and NSB Realty Trust. All significant intercompany accounts and transactions have been eliminated in consolidation.
In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheets and revenues and expenses during the reporting periods. Actual results may differ significantly from those estimates and assumptions. A material estimate that is particularly susceptible to significant change in the near term is the allowance for credit losses. In connection with the determination of this allowance, management generally obtains independent appraisals for significant properties. In addition, judgments related to the amount and timing of expected cash flows from purchased credit-deteriorated (“PCD”) loans, goodwill, securities valuation and impairment, and deferred income taxes, involve a higher degree of complexity and subjectivity and require estimates and assumptions about uncertain matters. Actual results may differ from the estimates and assumptions.

Cash and Cash Equivalents	(d) Cash Equivalents Cash equivalents consist of cash on hand, due from banks, and interest-bearing deposits in other financial institutions with an original term of three months or less.
Securities
(e) Securities
Securities are classified at the time of purchase, based on management’s intention, as debt securities held-to-maturity,
debt securities
available-for-sale,
trading account securities or equity securities. Debt securities held-to-maturity
are those that management has the positive intent and ability to hold until maturity. Debt securities held-to-maturity
are carried at amortized cost, adjusted for amortization of premiums and accretion of discounts using the level-yield method over the contractual term of the securities, adjusted for actual prepayments. Debt securities available-for-sale
represents all securities not classified as either
held-to-maturity,
trading, or equity. Debt securities
available-for-sale
are carried at estimated fair value with unrealized holding gains and losses (net of related tax effects) on such securities excluded from earnings, but included as a separate component of stockholders’ equity, titled “Accumulated other comprehensive income (loss).” The cost of securities sold is determined using the specific-identification method. Security transactions are recorded on a trade-date basis.
For securities
available-for-sale,
the Company determines if impairment is related to credit loss or non-credit
loss. In making the assessment of whether a loss is from credit or other factors, management considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency and adverse conditions related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows is less than the amortized cost basis, a credit loss exists and an allowance is created, limited by the amount that the fair value is less than the amortized cost basis. Subsequent activity related to the credit loss component in the form of write-offs or recoveries is recognized as part of the allowance for credit losses on securities available-for-sale.
Management measures expected credit losses on
held-to-maturity
debt securities on a collective basis by major security type. All of the held-to-maturity
securities in the Company’s portfolio are issued by U.S. government agencies and are either explicitly or implicitly guaranteed by the U.S. Government and therefore the expectation of nonpayment is zero. Therefore, the Company is not required to estimate an allowance for credit losses related to these securities.
The estimated fair value of debt securities, including mortgage-backed securities and corporate debt obligations is furnished by an independent third-party pricing service. The third-party pricing service primarily utilizes pricing models and methodologies that incorporate observable market inputs, including among other things, benchmark yields, reported trades, and projected prepayment and default rates. Management reviews the data and assumptions used in pricing the securities by its third-party provider for reasonableness.
The Company has made the accounting policy election to exclude accrued interest receivable on securities from the estimate of credit losses, which totaled $4.2 million and $3.1 million at December 31, 2025 and 2024, respectively, and is reported in accrued interest receivable on the consolidated balance sheets.
Trading securities are securities that are bought and may be held for the purpose of selling them in the near term. Trading securities are reported at estimated fair value, using quoted prices in active markets, with unrealized holding gains and losses reported as a component of gain (loss) on securities, net in non-interest
income.
Equity securities with readily determinable fair values are stated at fair value with unrealized gains and losses reported as a component of gain (loss) on securities, net in non-interest
income. Equity securities without readily determinable fair values are recorded at net asset value less any impairment, if any.

Office Properties and Equipment
(i) Premises and Equipment, Net
Premises and equipment, including leasehold improvements, are carried at cost, less accumulated depreciation and amortization. Depreciation and amortization of premises and equipment, including capital leases, are computed on a straight-line basis over the estimated useful lives of the related assets. The estimated useful lives of significant classes of assets are generally as follows: buildings – forty years; furniture and equipment –
five
to seven years; and purchased computer software – three years. Leasehold improvements are amortized over the shorter of the term of the related lease or the estimated useful lives of the improvements. Major improvements are capitalized, while repairs and maintenance costs are charged to operations as incurred. Upon retirement or sale, any gain or loss is credited or charged to operations.

Bank-owned Life Insurance ("BOLI")
(j) Bank-Owned Life Insurance
The Company has purchased bank-owned life insurance contracts to help fund its obligations for certain employee benefit costs. The Company’s investment in such insurance contracts has been reported on the consolidated balance sheets at their cash surrender values. Changes in cash surrender values and death benefit proceeds received in excess of the related cash surrender values are recorded as non-interest
income.

Leases
(h) Operating Leases
During the normal course of business, the Company enters into agreements, and at inception it determines if a particular agreement is a lease. The Company’s operating lease agreements relate primarily to its corporate offices and bank branch offices. The agreements are recorded as operating lease right-of-use
assets and operating lease liabilities on the consolidated balance sheets. Operating lease right-of-use
assets and operating lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term, and represent the right to use an underlying asset for the lease term and the obligation to make lease payments arising from the lease. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate in determining the present value of lease payments. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the term of the lease.

Derivatives
(u) Derivatives
The Company records all derivatives on the Consolidated Balance Sheets at fair value. The Company has interest rate derivatives resulting from a service provided to certain qualified borrowers in a loan-related transaction and, therefore, are not used to manage interest rate risk in the Company’s assets or liabilities. As such, all changes in fair value of the Company’s interest rate derivatives are recognized directly in earnings. The fair value of the Company’s derivatives is determined using discounted cash flow analysis using observable market-based inputs, which are considered Level 2 inputs.

Income Taxes
(l) Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply in the year in which those temporary differences are expected to be recovered or settled. When applicable, deferred tax assets are reduced by a valuation allowance for any portions determined not likely to be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Income tax benefits are recognized and measured based upon a two-step
model: 1) a tax position must be
more-likely-than-not
to be sustained based solely on its technical merits in order to be recognized, and 2) the benefit is measured as the largest dollar amount of that position that is more-likely-than-not
to be sustained upon settlement. The difference between the benefit recognized and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit. The Company records income tax-related
interest and penalties, if applicable, within income tax expense.

Comprehensive Income (Loss)
(o) Comprehensive Income (Loss)
Comprehensive income (loss) includes net income and the change in unrealized holding gains and losses on debt securities available-for-sale,
change in actuarial gains and losses on other post-retirement benefits, and change in service cost on other postretirement benefits, net of taxes. Comprehensive income (loss) and its components is presented on the consolidated statements of comprehensive income.

Segment Reporting
(q) Segment Reporting
As a community-focused financial institution, substantially all of the Company’s operations involve the delivery of loan and deposit products to customers. Management makes operating decisions and assesses performance based on an ongoing review of these community banking operations, which constitute the Company’s only operating segment for financial reporting purposes.

Earnings Per Share ("EPS")
(r) Net Income per Common Share
Net income per common share-basic is computed by dividing the net income available to common stockholders by the weighted average number of common shares outstanding, excluding unallocated ESOP shares and unearned common stock award shares. The weighted average common shares outstanding includes the average number of shares of common stock outstanding, including shares allocated or committed to be released ESOP shares. Net income per common share-diluted is computed using the same method as basic earnings per share, but reflects the potential dilution that could occur if stock options and unvested shares of restricted stock were exercised and converted into common stock.
When applying the treasury stock method we add the assumed proceeds from option exercises and the average unamortized compensation costs related to unvested shares of restricted stock and stock options. We then divided this sum by our average stock price for the period to calculate assumed shares repurchased. The excess of the number of shares issuable over the number of shares assumed to be repurchased is added to basic weighted average common shares to calculate diluted earnings per share.
At December 31, 2025, 2024, and 2023, there were 56,564, 61,290, and 77,772 dilutive shares outstanding, respectively.

Loans and Allowance for Credit Losses
(f) Loans and Allowance for Credit Losses
The accounting and reporting for PCD loans and loans classified as held-for-sale
differs substantially from those loans classified by the Company as held-for-investment.
For purposes of reporting, discussion and analysis, management has classified its loan portfolio into three categories: (1) loans originated by the Company and held-for-sale,
which are carried at the lower of aggregate cost or estimated fair value, less costs to sell, and therefore have no associated allowance for loan losses, (2) PCD loans, which are held-for-investment,
and recorded at the purchase price, including
non-credit
discounts, plus the allowance for credit losses at the time of acquisition, and (3) loans held-for-investment,
which include originated loans carried at amortized cost, and acquired loans, with no evidence of credit deterioration, initially valued at fair value on the date of acquisition, less net charge-offs and the allowance for credit losses.
Net loans
held-for-investment
are stated at unpaid principal balance, adjusted by unamortized premiums and unearned discounts, deferred origination fees and certain direct origination costs, and the allowance for credit losses. Interest income on loans is accrued and credited to income as earned. Net loan origination fees/costs are deferred and accreted/amortized to interest income over the loan’s contractual life using the level-yield method, adjusted for actual prepayments. Generally, loans held-for-sale
are designated at time of origination and generally consist of newly originated fixed-rate residential loans and are recorded at the lower of aggregate cost or estimated fair value in the aggregate. Transfers of loans from held-for-investment
to
held-for-sale
are infrequent and occur at fair value less costs to sell, with any charge-off
to allowance for credit losses. Gains are recognized on a settlement-date basis and are determined by the difference between the net sales proceeds and the carrying value of the loans, including any net deferred fees or costs.
Net loans
held-for-investment
are deemed impaired when it is probable, based on current information, that the Company will not collect all amounts due in accordance with the contractual terms of the loan agreement. The Company has defined the population of loans individually evaluated for impairment to be all non-accrual
loans
held-for-investment
with an outstanding balance of $500,000 or greater and all loans restructured as Troubled Debt Restructurings (“TDRs”) prior to the adoption of ASU
No. 2022-02,
“Financial Instruments—Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures” (“ASU
2022-02”).
Loans
held-for-investment
are individually assessed to determine that the loan’s carrying value is not in excess of the expected future cash flows, discounted at the loan’s original effective interest rate, or the fair value of the underlying collateral (less estimated costs to sell) if the loan is collateral dependent. Impairments, if any, are recognized through a charge to the allowance for credit losses on loans for the amount that the loan’s carrying value exceeds the discounted cash flow analysis or estimated fair value of collateral (less estimated costs to sell) if the loan is collateral dependent. Such amounts are charged-off
when considered appropriate.
Allowance for Credit Losses on Loans
Under the current expected credit losses (“CECL”) methodology the Company determines the allowance for credit losses on loans based upon a consideration of its historical portfolio loss experience, current borrower-specific risk characteristics, current conditions, forecasts of future economic conditions, reversion period, prepayments, and qualitative adjustments. The allowance is measured on a collective (loan segment) basis when similar risk characteristics exist. Loans that do not share common risk characteristics are evaluated on an individual basis and are excluded from the collective evaluation. Accrued interest on loans is excluded from the calculation of the allowance for credit losses due to the Company’s non-accrual
policy, which results in the reversal of uncollectible accrued interest on non-accrual
loans against interest income in a timely manner. Accrued interest receivable on loans held-for-investment
totaled $15.9 million and $12.5 million, respectively, at December 31, 2025 and 2024 and is reported in accrued interest receivable on the consolidated balance sheets
.
Allowance for Collectively Evaluated Loans
Held-for-Investment.
In estimating the quantitative component of the allowance on a collective basis, the Company uses a risk rating migration model which calculates an expected life of loan loss percentage for each loan by generating probability of default and loss given default metrics. These metrics are multiplied by the exposure at default, taking into consideration prepayments, to calculate the quantitative component of the allowance. The metrics are based on the migration of loans from performing to loss by credit risk rating or delinquency categories using historical life-of-loan
analysis periods for each loan portfolio pool, and the severity of loss, based on the aggregate net lifetime losses incurred using the Company’s own historical loss experience and comparable peer data loss history. The model’s expected losses based on loss history are adjusted for qualitative adjustments to address risks that may not be adequately represented in the risk rating migration model. Among other things, these adjustments include and account for differences in: (i) changes in lending policies and procedures; (ii) changes in local, regional, national, and international economic and business conditions and developments that affect the collectability of our portfolio, including the condition of various market segments; (iii) changes in the experience, ability and depth of lending management and other relevant staff; (iv) changes in the quality of our loan review system; (v) the existence and effect of any concentrations of credit, and changes in the level of such concentrations; and (vi) the effect of other external factors such as competition and legal and regulatory requirements on the level of estimated credit losses in our existing portfolio.
The Company utilizes a
two-year
reasonable and supportable forecast period after which estimated losses revert to historical loss experience immediately for the remaining life of the loan. In establishing its estimate of expected credit losses, the Company utilizes five externally-sourced forward-looking economic scenarios developed by Moody’s Analytics (“Moody’s”) so as to incorporate uncertainties related to the economic environment. These scenarios, which range from more benign to more severe economic outlooks, include a ‘most likely outcome’ (the “Baseline” scenario) and four less likely scenarios referred to as the “Upside” and “Downside” scenarios. Each scenario is assigned a weighting with a majority of the weighting placed on the Baseline scenario and lower weights placed on both the Upside and Downside scenarios. The weighting assigned by management is based on the economic outlook and available information at the reporting date. The model projects economic variables under each scenario based on detailed statistical analyses. The Company has identified and selected key variables that most closely correlated to its historical credit performance, which include: Gross domestic product, unemployment, and three collateral indices: the Commercial Property Price Index, the Commercial Property Price Apartment Index and the Case-Shiller Home Price Index.
Allowance for Individually Evaluated Loans.
The Company measures specific reserves for individual loans that do not share common risk characteristics with other loans, consisting of all TDRs (prior to the adoption of ASU
2022-02)
and
non-accrual
loans with an outstanding balance of $500,000 or greater. Loans individually evaluated for impairment are assessed to determine that the loan’s carrying value is not in excess of the estimated fair value of the collateral less cost to sell, if the loan is collateral-dependent, or the present value of the expected future cash flows, if the loan is not collateral-dependent. Management performs an evaluation of each individually evaluated loan and generally obtains updated appraisals as part of the evaluation. In addition, management adjusts estimated fair values down to appropriately consider recent market conditions, our willingness to accept a lower sales price to effect a quick sale, and costs to dispose of any supporting collateral. Determining the estimated fair value of underlying collateral (and related costs to sell) can be difficult in illiquid real estate markets and is subject to significant assumptions and estimates. Management employs an independent third-party management firm that specializes in appraisal preparation and review to ascertain the reasonableness of updated appraisals. Projecting the expected cash flows for historical TDRs (prior to adoption of ASU
2022-02)
which are not collateral-dependent is inherently subjective and requires, among other things, an evaluation of the borrower’s current and projected financial condition. Individually evaluated loans that have no impairment losses are not considered for collective allowances described above. Since adoption of ASU
2022-02,
the Company no longer establishes a specific reserve for loan modifications to borrowers experiencing financial difficulty. Instead, these modified loans are included in their respective pool and a historical loss rate is applied to the current loan balance to arrive at the quantitative and qualitative baseline portion of the allowance for credit losses.
PCD Loans.
Loans classified as PCD loans are acquired loans where there is evidence of more than insignificant credit deterioration since their origination. We consider various factors in connection with the determination of the amount of the allowance for these loans, including past due or non-accrual
status, credit risk rating declines, and any write downs recorded based on the collectability of the asset, among other factors. Under the CECL methodology, the Company elected to maintain pools of loans that were previously accounted for under Accounting Standards Codification (“ASC”) Subtopic
310-30,
“Loans and Debt Securities Acquired with Deteriorated Credit Quality, and will continue to account for these pools as a unit of account. Loans are only removed from existing pools if they are written off, paid off, or sold. Under CECL, the allowance for credit losses was determined for each pool and added to the pool’s carrying amount to establish a new amortized cost basis. The difference between the unpaid principal balance of the pool and the new amortized cost basis is the noncredit premium or discount which will be amortized into interest income over the remaining life of the pool. Subsequent increases or decreases in the allowance for credit losses related to PCD loans is recorded as provision expense.
Off-Balance
Sheet.
The Company also maintains a reserve for estimated losses on off-balance
sheet credit risks related to loan commitments and
stand-by
letters of credit. The reserve for
off-balance
sheet exposures is determined using the CECL reserve factor in the related funded loan segment, adjusted for an average historical funding rate. The allowance for credit losses for off-balance
sheet credit exposures is recorded in other liabilities on the consolidated balance sheets and the corresponding provision is included in other non-interest
expense.
While management uses available information to estimate credit losses on loans, future additions may be necessary based on changes in conditions, including changes in economic conditions and forecasts, particularly in Richmond and Kings counties in New York, and Hunterdon, Mercer, Union and Middlesex counties in New Jersey and, to a lesser extent, eastern Pennsylvania. Accordingly, as with most financial institutions in the market area, the ultimate collectability of a substantial portion of the Company’s loan portfolio is susceptible to changes in conditions in the Company’s marketplace. In addition, future changes in laws and regulations could make it more difficult for the Company to collect all contractual amounts due on its loans.
In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for credit losses. Such agencies may require the Company to recognize additions to the allowance based on their judgments about information available to them at the time of their examination.
Prior to the adoption of ASU
2022-02,
the Company classified certain loans as TDRs, which are loans where terms have been modified because of deterioration in the financial condition of the borrower. Modifications could include extension of the repayment terms of the loan, reduced interest rates, or forgiveness of accrued interest and/or principal. Once an obligation has been restructured because of such credit problems, it continues to be considered restructured until paid in full or, if the obligation yields a market rate (a rate equal to the rate the Company was willing to accept at the time of the restructuring for a new loan with comparable risk), until the year subsequent to the year in which the restructuring takes place, provided the borrower has performed under the modified terms for a consecutive six-month
period. The Company records an impairment charge equal to the difference between the present value of estimated future cash flows under the restructured terms discounted at the original loan’s effective interest rate, or the underlying collateral value, less estimated costs to sell, if the loan is collateral dependent. Changes in present values attributable to the passage of time are recorded as a component of the provision for credit losses. Since the adoption of ASU
2022-02,
the Company has ceased to recognize or measure new TDRs but those existing at December 31, 2022 remain until settled.
A loan is considered past due when it is not paid in accordance with its contractual terms. The accrual of income on loans, including impaired loans held-for-investment,
and other loans in the process of foreclosure, is generally discontinued when a loan becomes 90 days or more delinquent, or sooner when certain factors indicate that the ultimate collection of principal and interest is in doubt. Loans on which the accrual of income has been discontinued are designated as non-accrual
loans. All previously accrued interest is reversed against interest income, and income is recognized subsequently only in the period that cash is received, provided no principal payments are due and the remaining principal balance outstanding is deemed collectible. A non-accrual
loan is not returned to accrual status until both principal and interest payments are brought current and factors indicating doubtful collection no longer exist, including performance by the borrower under the loan terms for a consecutive six-month
period.

Goodwill
(k) Goodwill
Intangible assets resulting from acquisitions under the purchase method of accounting consist of goodwill and other intangible assets.
Goodwill is deemed to have an indefinite useful life and as such is not subject to amortization, and instead is subject to impairment testing at the reporting unit level, which must be conducted either at least annually, as well as when events or changes in circumstances indicate the assets might be impaired and/or upon the occurrence of a triggering event. Various factors, such as the Company’s results of operations, the trading price of the Company’s common stock relative to the book value per share, macroeconomic conditions and conditions in the banking sector, inform whether a triggering event for an interim goodwill impairment test has occurred. Goodwill is recorded and evaluated for impairment at its reporting unit, the Company. The Company’s policy is to test goodwill for impairment annually as of December 31, or on an interim basis if an event triggering an impairment assessment is determined to have occurred.
The Company has determined that it has a single reporting unit. If the fair values of the reporting unit exceed the book value, no write-down of recorded goodwill is required. If the fair value of a reporting unit is less than book value, an expense may be required to write-down the related goodwill to the proper carrying value. Any impairment would be recorded through a reduction of goodwill or other intangible asset and an offsetting charge to non-interest
expense.
Testing of goodwill impairment comprises a
two-step
process. First, the Company performs a qualitative assessment to evaluate relevant events or circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company determines that it is more likely than not that an impairment has occurred, it proceeds to the quantitative impairment test, whereby it calculates the fair value of the reporting unit and compares it with its carrying amount, including goodwill. In its performance of impairment testing, the Company has the unconditional option to proceed directly to the quantitative impairment test, bypassing the qualitative assessment. If the carrying amount of the reporting unit exceeds the fair value, the amount by which the carrying amount exceeds fair value, up to the carrying value of goodwill, is recorded through income (loss) as an impairment charge. If the results of the qualitative assessment indicate that it is not more likely than not that an impairment has occurred, or if the quantitative impairment test results in a fair value of the reporting unit that is greater than the carrying amount, then no impairment charge is recorded.
During the fourth quarter of 2025, as a result of recent market acquisitions of the Company’s peers at a price less than book value per share, and, additionally considering Columbia Financial Inc’s proposed merger with the Company at a price lower than book value, management determined that a triggering event had occurred and as a result of the triggering event management determined that the fair value of the Company’s sole reporting unit did not exceed the carrying amount as of December 31, 2025, which resulted in a determination that goodwill had become fully impaired. The goodwill impairment charge of $41.0 million reduced the carrying value of the Company’s goodwill to zero as of December 31, 2025. The impaired goodwill was primarily related to the Company’s acquisitions of Liberty Bank in 2002, Hopewell Valley Community Bank in 2016, and VSB Bancorp Inc. in 2020. The goodwill impairment charge was non-cash,
non-tax
deductible and had no impact on the Company’s asset quality, liquidity or regulatory capital ratios.

Impairment of Long-Lived Assets
(m) Impairment of Long-Lived Assets
Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted (and without interest) net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value, less estimated costs to sell.

Securities Sold Under Agreements to Repurchase and Other Borrowings
(n) Securities Sold Under Agreements to Repurchase and Other Borrowings
The Company enters into sales of securities under agreements to repurchase (Repurchase Agreements) and collateral pledge agreements (Pledge Agreements) with selected dealers and banks. Such agreements are accounted for as secured financing transactions since the Company maintains effective control over the transferred or pledged securities and the transfer meets the other accounting and recognition criteria as required by the transfer and servicing topic of the FASB Accounting Standards. Obligations under these agreements are reflected as a liability on the consolidated balance sheets. Securities underlying the agreements are maintained at selected dealers and banks as collateral for each transaction executed and may be sold or pledged by the counterparty. Collateral underlying Repurchase Agreements that permit the counterparty to sell or pledge the underlying collateral is disclosed on the consolidated balance sheets as “encumbered.” The Company retains the right under all Repurchase Agreements and Pledge Agreements to substitute acceptable collateral throughout the terms of the agreement.

Other Real Estate Owned
(s) Other Real Estate Owned
Assets acquired through loan foreclosure, or
deed-in-lieu
of, are held for sale and are initially recorded at estimated fair value, less estimated selling costs, when acquired, thus establishing a new cost basis. Costs after acquisition are generally expensed. If the estimated fair value of the asset subsequently declines, a write-down is recorded through other non-interest
expense.

Advertising Costs	(t) Advertising Costs Advertising costs are expensed in the period they are incurred.
Recent Accounting Pronouncements Adopted
(b) Recent Accounting Pronouncements Adopted
Accounting Standards Update (“ASU”) No.
 2023-09
. In December 2023, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) ASU
No. 2023-09,
“Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” The amendments in this ASU require improved annual income tax disclosures surrounding rate reconciliation, income taxes paid, and other disclosures. This update was effective for financial statements issued for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU
2023-09
effective December 31, 2025, and the adoption did not have a material effect on the Company’s consolidated financial statements, other than enhanced disclosures. See Note 11 to the consolidated financial statements.
ASU No.
 2023-07
. In November 2023, the FASB issued ASU
No. 2023-07,
“Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”. The amendments in this ASU require improved reportable segment information on an annual and interim basis, primarily through enhanced disclosures about significant segment expenses and information used to assess segment performance by the Company’s chief operating decision maker (“CODM”). The Company’s CODM is its President and Chief Executive Officer. This update is effective for financial statements issued for fiscal years beginning after December 15, 2023, and interim periods for fiscal years beginning after December 15, 2024. ASU
2023-07
should be applied retrospectively to all prior periods presented in the financial statements. The Company adopted ASU
2023-07
effective December 31, 2024, and the adoption did not have a material effect on the Company’s consolidated financial statements or disclosures as the Company operates one operating segment. See Note 23 to the consolidated financial statements.

Business
(c) Business
The Company, through its principal subsidiary, the Bank, provides a full range of banking services primarily to individuals and corporate customers in Richmond and Kings counties in New York, and Hunterdon, Mercer, Union and Middlesex counties in New Jersey. The Company is subject to competition from other financial institutions and to the regulations of certain federal and state agencies, and undergoes periodic examinations by those regulatory authorities.

Federal Home Loan Bank ("FHLB") Stock
(g) Federal Home Loan Bank (“FHLB”) Stock
The Bank, as a member of the FHLB of New York (“FHLBNY”), is required to hold shares of capital stock in the FHLB as a condition to both becoming a member and engaging in certain transactions with the FHLB. The minimum investment requirement is determined by a “membership” investment component and an “activity-based” investment component. The membership investment component is the greater of 0.125% of the Bank’s mortgage-related assets, as defined by the FHLB, or $1,000. The activity-based investment component is equal to 4.5% of the Bank’s outstanding advances with the FHLB. The activity-based investment component also considers other transactions, including assets originated for or sold to the FHLB, and delivery commitments issued by the FHLB. The Company currently does not enter into these other types of transactions with the FHLB.
On at least a quarterly basis, we perform an impairment analysis of FHLB stock in which we evaluate, among other things, (i) its earnings performance, including the significance of any decline in net assets of the FHLB as compared to the regulatory capital amount of the FHLB, (ii) the commitment by the FHLB to continue dividend payments, and (iii) the liquidity position of the FHLB. We did not consider our investment in FHLB stock to be impaired at December 31, 2025 or 2024.

Benefits
(p) Benefits
The Company sponsors a defined postretirement benefit plan that provides for medical and life insurance coverage to a limited number of retirees, as well as life insurance to all qualifying employees of the Company. The estimated cost of postretirement benefits earned is accrued during an individual’s estimated service period to the Company. The Company recognizes on its balance sheet the over-funded or under-funded status of a defined benefit postretirement plan measured as the difference between the fair value of plan assets and the benefit obligation at the end of our calendar year. The actuarial gains and losses and the prior service costs and credits that arise during the period are recognized as a component of other comprehensive income (loss), net of tax.
Funds borrowed by the Employee Stock Ownership Plan (the “ESOP”) from the Company to purchase the Company’s common stock are being repaid from the Bank’s contributions over a period of up to 30 years. The Company’s common stock not yet allocated to participants is recorded as a reduction of stockholders’ equity at cost. The Company records compensation expense related to the ESOP at an amount equal to the shares committed to be released by the ESOP multiplied by the average fair value of our common stock during the reporting period.
The Company recognizes the grant-date fair value of stock-based awards issued to participants’ as compensation cost on the consolidated statements of comprehensive income. The fair value of common stock awards is based on the closing price of our common stock as reported on the NASDAQ Stock Market on the grant date. The expense related to stock options is based on the estimated fair value of the options at the date of the grant using the Black-Scholes pricing model. The awards are fixed in nature and compensation cost related to stock-based awards is recognized on a straight-line basis over the requisite service periods. The Company accounts for forfeitures as they occur.

The Bank has a 401(k) plan covering substantially all employees. Contributions to the plan are expensed as incurred.